Significant Risks and Uncertainties Including Business and Credit Concentrations - Additional Information (Detail) - Customer	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue | Customer One
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%
Revenue | Customer Two
Concentration Risk [Line Items]
Concentration risk percentage		0.00%
Accounts Receivable | Customer One
Concentration Risk [Line Items]
Concentration risk percentage			20.00%	19.00%
Accounts Receivable | Customer Two
Concentration Risk [Line Items]
Concentration risk percentage			19.00%	17.00%
Accounts Receivable | Customer Three
Concentration Risk [Line Items]
Concentration risk percentage			18.00%	17.00%
Accounts Receivable | Customer Four
Concentration Risk [Line Items]
Concentration risk percentage			12.00%	16.00%
Accounts Receivable | Customer Five
Concentration Risk [Line Items]
Concentration risk percentage				13.00%
Accounts Receivable | Customer One
Concentration Risk [Line Items]
Concentration risk percentage	0.00%		20.00%
Accounts Receivable | Customer Two
Concentration Risk [Line Items]
Concentration risk percentage	0.00%		19.00%
Accounts Receivable | Customer Three
Concentration Risk [Line Items]
Concentration risk percentage	0.00%		18.00%
Accounts Receivable | Customer Four
Concentration Risk [Line Items]
Concentration risk percentage	0.00%		12.00%
Accounts Receivable | Customer Five
Concentration Risk [Line Items]
Concentration risk percentage	0.00%